Intangible Assets (Acquired Intangible Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, gross	$ 553.4	$ 541.7
Intangible assets, accumulated amortization and impairment	(165.5)	(143.4)
Intangible assets, net	387.9	398.3
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	487.2	478.3
Accumulated amortization	(162.0)	(140.1)
Finite-lived intangible assets, net	325.2	338.2
Trade names and trademarks [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross	66.2	63.4
Accumulated impairment	(3.5)	(3.3)
Indefinite-lived intangible assets, net	62.7	60.1
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	400.6	391.5
Accumulated amortization	(118.2)	(98.8)
Finite-lived intangible assets, net	282.4	292.7
Patents and Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	13.6	13.9
Accumulated amortization	(10.1)	(9.9)
Finite-lived intangible assets, net	3.5	4.0
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	73.0	72.9
Accumulated amortization	(33.7)	(31.4)
Finite-lived intangible assets, net	$ 39.3	$ 41.5